Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Financial Data

The following is a summary of selected quarterly financial data (unaudited) for the years ended December 31:

(Dollars in thousands, except per share data)	Interest Income	Net Interest Income	Net Income	Basic Earnings Per Share	Diluted Earnings Per Share

2016
First quarter	$ 5,661	$ 5,285	$ 1,480	$ 0.54	$ 0.54
Second quarter	5,813	5,446	1,611	0.59	0.59
Third quarter	5,863	5,497	1,694	0.61	0.61
Fourth quarter	6,295	5,931	1,953	0.72	0.72

2015
First quarter	$ 5,407	$ 5,014	$ 1,342	$ 0.49	$ 0.49
Second quarter	5,568	5,175	1,517	0.55	0.55
Third quarter	5,463	5,068	1,556	0.57	0.57
Fourth quarter	5,559	5,173	1,607	0.59	0.59

2014
First quarter	$ 5,336	$ 4,898	$ 1,416	$ 0.52	$ 0.52
Second quarter	5,484	5,045	1,522	0.55	0.55
Third quarter	5,435	4,997	1,507	0.55	0.55
Fourth quarter	5,401	4,987	1,439	0.53	0.53